INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
SCHEDULE OF PROVISION FOR INCOME TAXES	The provision for income taxes consisted of the following:
	Six Months ended June 30,
	2025	2024
	$’000	$’000

Current tax	61	110
Prior year tax	25	-

Income tax expense	86	110

SCHEDULE OF DEFERRED INCOME TAX LIABILITY

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Deferred tax liabilities:
Accelerated tax depreciation	174	38

SINGAPORE
SCHEDULE OF EFFECTIVE INCOME TAX RATE

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Net income before income taxes	690	1,859
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	117	316
Tax effect of non-taxable income	44	(84)
Tax holiday	(100)	(139)
Others	25	17

Income tax expense	86	110

MALAYSIA
SCHEDULE OF EFFECTIVE INCOME TAX RATE

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Net loss before income taxes	(90)	(73)
Statutory income tax rate	24%	24%
Income tax expense at statutory rate	(22)	(18)
Tax effect of non-taxable expenses	-	-
Tax holiday	22	18
Others	-	-

Income tax expense	-	-

* These are related to the figures which are immaterial.